Mar. 28, 2023
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
INVESCO ACTIVELY MANAGED EXCHANGE-TRADED COMMODITY FUND TRUST
SUPPLEMENT DATED MARCH 28, 2023 TO THE PROSPECTUSES
DATED FEBRUARY 28, 2023, OF:
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
(the “Fund”)
Effective April 10, 2023, the number of shares in a creation unit for Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF will be decreased from 100,000 to 50,000. Therefore, effective April 10, 2023, all references to “100,000 Shares” with respect to the number of shares comprising a creation unit of the Fund are removed and replaced with “50,000 Shares.”
Please Retain This Supplement for Future Reference.